CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 34,748	$ 5,810
Marketable securities	2,128	26,065
Short-term bank deposits	10,000	22,592
Trade receivables	72	160
Other receivables and prepaid expenses	2,079	861
Total current assets	49,027	55,488
LONG-TERM ASSETS:
Long-term deposits	9	19
Operating lease right-of-use-assets	2,671
Property, plant and equipment, net	2,583	3,187
Intangible assets, net	17,074
Total long term assets	22,337	3,206
Total assets	71,364	58,694
CURRENT LIABILITIES:
Trade payables	1,001	1,015
Employees and payroll accruals	2,071	2,081
Operating lease liability	895
Liabilities in respect of government grants	37	988
Deferred revenues and other advances	386	412
Other payables	1,339	935
Total current liabilities	5,729	5,431
LONG-TERM LIABILITIES:
Operating lease liability	2,076
Liabilities in respect of government grants	3,325	2,898
Deferred revenues and other advances	9	28
Severance pay liability, net	8	31
Total non-current liabilities	5,418	2,957
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.02 par value: Authorized - 150,000,000 ordinary shares; Issued and outstanding - 25,754,297 shares at December 31, 2019 and 2018, respectively	142	142
Share premium and other capital reserves	205,904	187,701
Accumulated deficit	(155,902)	(137,790)
Equity attributable to equity holders of the Company	50,144	50,053
Non-controlling interests	10,073	253
Total equity	60,217	50,306
Shareholder's Equity and Liabilities	$ 71,364	$ 58,694